SUBSEQUENT EVENTS (Details Narrative) - USD ($)														3 Months Ended		12 Months Ended
	Sep. 19, 2023	Sep. 18, 2023	Sep. 13, 2023	Aug. 31, 2023	Aug. 21, 2023	Aug. 17, 2023	Aug. 07, 2023	Aug. 01, 2023	Jun. 08, 2023	May 01, 2023	Oct. 03, 2022	Jul. 29, 2022	May 01, 2022	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Subsequent Event [Line Items]
Shares issued													151,579			151,579
Shares, Issued														189,718
Stock Issued During Period, Value, New Issues														$ 188	$ 4,195,000
[custom:StockIssuedDuringPeriodSharesIssuedSettlementOfAccountsPayable]														67,500
[custom:StockIssuedDuringPeriodSharesIssuedSettlementWithFormerOwners]														1,350
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised														27,000
[custom:StockIssuedDuringPeriodSharesIssuedProfitGuaranteeOnNote]														93,680
Common Stock, Par or Stated Value Per Share														$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.221
Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											11,802,002
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.00001
UFS Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received												$ 1,124,250
Payment for exchange received amount												750,000
Cash less fees												60,000
UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount												$ 13,491
Meged Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received									$ 315,689
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, Issued										220,760
Stock Issued During Period, Value, New Issues										$ 188
[custom:StockIssuedDuringPeriodSharesIssuedSettlementOfAccountsPayable]										67,500
[custom:StockIssuedDuringPeriodSharesIssuedSettlementWithFormerOwners]										1.3500
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised										58,042
[custom:StockIssuedDuringPeriodSharesIssuedProfitGuaranteeOnNote]										93,681
Subsequent Event [Member] | UFS Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received							$ 797,500
Payment for exchange received amount							550,000
Cash less fees							50,000
Subsequent Event [Member] | UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount							$ 30,000
Subsequent Event [Member] | Amended U F S Agreement [Member]
Subsequent Event [Line Items]
Shares issued					42,500
Subsequent Event [Member] | Second Meged Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received	$ 423,000
Payment for exchange received amount	70,153.20
Subsequent Event [Member] | Second Meged Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount	$ 15,107.14
Subsequent Event [Member] | Meged Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received									315,689
Payment for exchange received amount									210,600
Cash less fees									10,580
Subsequent Event [Member] | Meged Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount									$ 17,538
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued															26,219
Stock Issued During Period, Value, New Issues															$ 26
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											12,820,512
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.39
Warrants and Rights Outstanding, Term											5 years
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	9,444	125,134						31,042
Conversion of convertible securities				42,500
Stock Repurchased During Period, Shares			1,018,510
Common Stock, Par or Stated Value Per Share			$ 0.001
Common Stock [Member] | Subsequent Event [Member] | Rodney Rapson [Member]
Subsequent Event [Line Items]
Shares issued						1,876
Warrant One [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											25,641,024
Warrants and Rights Outstanding, Term											7 years 6 months
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.43
Warrant Two [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											18,099,548
Warrants and Rights Outstanding, Term											5 years 6 months